Summary of significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Credit Insurance Coverage Deduction Rate	10.00%
Description of how entity determines economic relationship between hedged item and hedging instrument for purpose of assessing hedge effectiveness	A hedge is considered effective when changes in the cash flows of the underlying directly attributable to the risk hedged are offset with the changes in fair value, or in the cash flows of the hedging instrument with effectiveness between 80% to 125%.
Domestic Market [Member] | Trade receivables [member]
Statement [Line Items]
Credit Insurance Coverage Deduction Rate	90.00%
International Market [Member] | Trade receivables [member]
Statement [Line Items]
Credit Insurance Coverage Deduction Rate	99.00%